Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.35%

CORPORATE BONDS 38.60%

Agency 0.37%

Temasek Financial I Ltd. (Singapore)†(a)(b)	2.50%	10/6/2070		$735	$723,408	(c)

Banking 5.50%

Banco del Estado de Chile (Chile)†(a)	2.704%	1/9/2025		700	737,194
Banco do Brasil SA†	4.625%	1/15/2025		974	1,027,580
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.25%	10/4/2026		590	616,113
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.375%	1/18/2023		970	1,005,769
Banco Latinoamericano de Comercio Exterior SA (Panama)†(a)	2.375%	9/14/2025		478	485,170
Bangkok Bank pcl (Hong Kong)†(a)	5.00%(5 Yr Treasury CMT + 4.73%)#	—	(d)	770	772,279
Bank Leumi Le-Israel BM (Israel)†(a)	3.275%(5 Yr Treasury CMT + 1.63%)#	1/29/2031		200	201,470
Itau Unibanco Holding SA/Cayman Island†	4.50%(5 Yr Treasury CMT + 2.82%)#	11/21/2029		550	543,647
Kookmin Bank (South Korea)†(a)	1.75%	5/4/2025		500	516,651
NBK Tier 1 Financing 2 Ltd. (United Arab Emirates)†(a)	4.50%(6 Yr Swap rate + 2.83%)#	—	(d)	500	495,273
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022		1,780	1,877,859
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%	3/16/2023		1,516	1,505,752
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.25%	2/5/2025		228	206,022
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%	11/22/2025		680	813,351
Total					10,804,130

Brokerage 0.19%

Turkiye Sinai Kalkinma Bankasi AS (Turkey)†(a)	6.00%	1/23/2025		400	372,818

Building & Construction 0.63%

Dianjian Haiyu Ltd. (China)(a)	3.50%(5 Yr Treasury CMT + 6.77%)#	—	(d)	1,221	1,233,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 2.01%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.875%	6/19/2029	$580	$617,892
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027	1,130	1,221,368
OCP SA (Morocco)†(a)	6.875%	4/25/2044	500	636,116
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	4.25%	1/22/2050	400	438,376
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	1,000	1,033,669
Total				3,947,421

Electric: Distribution/Transportation 1.19%

OmGrid Funding Ltd.†	5.196%	5/16/2027	1,460	1,340,594
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%	5/15/2027	930	1,005,386
Total				2,345,980

Electric: Generation 0.63%

AES Panama Generation Holdings SRL (Panama)†(a)	4.375%	5/31/2030	200	205,950
Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026	1,000	1,038,749
Total				1,244,699

Electric: Integrated 3.30%

Enel Chile SA (Chile)(a)	4.875%	6/12/2028	1,170	1,385,350
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	1,685	1,649,480
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028	500	504,808
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	1,475	1,352,995
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.875%	7/17/2049	1,450	1,597,603
Total				6,490,236

Energy: Exploration & Production 2.25%

Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	1,100	1,101,375
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027	1,100	1,228,040
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048	500	640,000
KazTransGas JSC (Kazakhstan)†(a)	4.375%	9/26/2027	600	648,534
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	3.903%	12/6/2059	361	390,274
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	3.25%	8/15/2030	420	424,857
Total				4,433,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 1.96%

Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	$1,160	$1,204,080
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029	1,500	1,432,470
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026	1,199	1,208,304
Total				3,844,854

Foreign Sovereign 1.59%

CBB International Sukuk Co. 6 Spc (Bahrain)†(a)	5.25%	3/20/2025	2,150	2,240,719
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan)†(a)	5.625%	12/5/2022	890	891,204
Total				3,131,923

Forestry/Paper 0.60%

Klabin Austria GmbH (Austria)†(a)	5.75%	4/3/2029	1,050	1,177,838

Gas Distribution 1.66%

AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	650	703,138
Oleoducto Central SA (Colombia)†(a)	4.00%	7/14/2027	200	207,850
PT Perusahaan Gas Negara Persero Tbk (Indonesia)†(a)	5.125%	5/16/2024	730	800,337
Southern Gas Corridor CJSC (Azerbaijan)†(a)	6.875%	3/24/2026	1,355	1,544,463
Total				3,255,788

Integrated Energy 8.65%

Ecopetrol SA (Colombia)(a)	7.375%	9/18/2043	490	614,710
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	2,290	2,560,678
Lukoil Securities BV (Netherlands)†(a)	3.875%	5/6/2030	1,000	1,058,800
Pertamina Persero PT (Indonesia)†(a)	3.10%	1/22/2030	900	934,565
Pertamina Persero PT (Indonesia)†(a)	4.175%	1/21/2050	900	908,361
Pertamina Persero PT (Indonesia)†(a)	4.70%	7/30/2049	300	322,599
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043	630	737,018
Petrobras Global Finance BV (Netherlands)(a)	5.60%	1/3/2031	331	353,867
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	900	800,055
Petroleos Mexicanos (Mexico)(a)	4.875%	1/18/2024	905	895,045
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	4,357	3,734,908
Petroleos Mexicanos (Mexico)(a)	6.50%	6/2/2041	850	656,957
Petroleos Mexicanos (Mexico)(a)	6.75%	9/21/2047	1,588	1,225,309
Saudi Arabian Oil Co. (Saudi Arabia)(a)	3.50%	4/16/2029	600	661,710
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	425	512,724
Sinopec Group Overseas Development Ltd. (China)†(a)	3.625%	4/12/2027	930	1,032,043
Total				17,009,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 2.41%

Charming Light Investments Ltd.	4.375%	12/21/2027	$780	$885,478
China Cinda Finance 2017 I Ltd.	4.75%	2/8/2028	1,205	1,392,234
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	1,030	1,050,600
MDGH - GMTN BV (Netherlands)†(a)	3.70%	11/7/2049	1,000	1,122,949
Power Finance Corp. Ltd. (India)†(a)	3.95%	4/23/2030	300	291,838
Total				4,743,099

Media: Diversified 0.46%

Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	1/22/2030	600	593,190
Prosus NV (Netherlands)†(a)	3.68%	1/21/2030	280	302,587
Total				895,777

Metals/Mining (Excluding Steel) 0.30%

Corp. Nacional del Cobre de Chile (Chile)†(a)	4.375%	2/5/2049	500	592,064

Oil Refining & Marketing 1.04%

Citgo Holding, Inc.†	9.25%	8/1/2024	208	198,640
Empresa Nacional del Petroleo (Chile)†(a)	4.50%	9/14/2047	1,200	1,305,895
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%	10/17/2049	600	547,302
Total				2,051,837

Rail 0.98%

China Railway Xunjie Co. Ltd. (China)(a)	3.25%	7/28/2026	1,038	1,129,864
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	600	807,696
Total				1,937,560

Real Estate Development & Management 0.79%

Kaisa Group Holdings Ltd. (China)†(a)	11.95%	10/22/2022	550	569,374
Ronshine China Holdings Ltd. (China)(a)	8.75%	10/25/2022	400	408,987
Sunac China Holdings Ltd. (China)(a)	7.875%	2/15/2022	560	567,000
Total				1,545,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.11%

Baidu, Inc. (China)(a)	3.075%	4/7/2025	$200	$212,771

Sovereign 0.57%

CBB International Sukuk Programme Co. SPC (Bahrain)†(a)	6.25%	11/14/2024	1,050	1,131,364

Specialty Retail 0.34%

JD.com, Inc. (China)(a)	4.125%	1/14/2050	600	669,056

Steel Producers/Products 0.21%

POSCO (South Korea)†(a)	2.50%	1/17/2025	400	415,738

Transportation (Excluding Air/Rail) 0.64%

DP World Crescent Ltd.	3.875%	7/18/2029	1,200	1,249,500

Transportation: Infrastructure/Services 0.22%

Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022	435	432,425
Total Corporate Bonds (cost $73,222,420)				75,891,333

FOREIGN GOVERNMENT OBLIGATIONS 59.75%

Angola 0.99%

Republic of Angola†(a)	8.25%	5/9/2028	1,760	1,409,100
Republic of Angola†(a)	9.125%	11/26/2049	700	547,750
Total				1,956,850

Argentina 1.19%

Argentine Republic Government International Bond(a)	0.125%	7/9/2030	771	323,282
Argentine Republic Government International Bond(a)	0.125%	7/9/2035	3,109	1,175,370
Argentine Republic Government International Bond(a)	0.125%	1/9/2038	1,402	605,680
Argentine Republic Government International Bond(a)	0.125%	7/9/2046	243	93,847
Argentine Republic Government International Bond(a)	1.00%	7/9/2029	327	149,602
Total				2,347,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Bahrain 1.16%

Bahrain Government International Bond†(a)	5.45%	9/16/2032		$1,000	$954,749
Kingdom of Bahrain†(a)	6.00%	9/19/2044		500	462,063
Kingdom of Bahrain†(a)	6.75%	9/20/2029		800	859,796
Total					2,276,608

Benin 0.28%

Benin Government International Bond†(e)	5.75%	3/26/2026	EUR	500	557,682

Bermuda 0.47%

Bermuda Government International Bond†	2.375%	8/20/2030		$320	324,400
Bermuda Government International Bond†	3.375%	8/20/2050		575	592,969
Total					917,369

Brazil 1.43%

Federal Republic of Brazil(a)	3.875%	6/12/2030		1,000	1,000,750
Federal Republic of Brazil(a)	4.75%	1/14/2050		1,406	1,368,931
Federal Republic of Brazil(a)	5.00%	1/27/2045		436	439,621
Total					2,809,302

Colombia 2.51%

Republic of Colombia(a)	3.00%	1/30/2030		605	615,815
Republic of Colombia(a)	3.875%	4/25/2027		1,560	1,688,029
Republic of Colombia(a)	4.125%	5/15/2051		1,000	1,041,000
Republic of Colombia(a)	5.00%	6/15/2045		1,360	1,589,500
Total					4,934,344

Costa Rica 1.14%

Costa Rica Government†(a)	4.25%	1/26/2023		818	791,415
Costa Rica Government†(a)	4.375%	4/30/2025		590	554,096
Costa Rica Government†(a)	5.625%	4/30/2043		1,070	888,367
Total					2,233,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Dominican Republic 2.72%

Dominican Republic†(a)	4.875%	9/23/2032	$294	$293,118
Dominican Republic†(a)	5.875%	1/30/2060	500	475,000
Dominican Republic†(a)	5.95%	1/25/2027	2,750	2,957,625
Dominican Republic†(a)	6.40%	6/5/2049	1,600	1,613,600
Total				5,339,343

Ecuador 1.06%

Ecuador Government International Bond†(a)	Zero Coupon	7/31/2030	596	279,512
Ecuador Government International Bond†(a)	0.50%	7/31/2030	558	379,140
Ecuador Government International Bond†(a)	0.50%	7/31/2035	1,961	1,093,352
Ecuador Government International Bond†(a)	0.50%	7/31/2040	670	337,336
Total				2,089,340

Egypt 3.32%

Republic of Egypt†(a)	4.55%	11/20/2023	640	641,600
Republic of Egypt†(a)	6.125%	1/31/2022	1,220	1,252,874
Republic of Egypt†(a)	6.588%	2/21/2028	3,005	2,979,277
Republic of Egypt†(a)	7.903%	2/21/2048	1,270	1,176,916
Republic of Egypt†(a)	8.15%	11/20/2059	500	468,115
Total				6,518,782

El Salvador 0.66%

Republic of EI Salvador†(a)	6.375%	1/18/2027	1,500	1,299,000

Ghana 1.25%

Ghana Government International Bond†(a)	7.625%	5/16/2029	730	663,114
Republic of Ghana†(a)	6.375%	2/11/2027	1,320	1,192,931
Republic of Ghana(a)	7.875%	3/26/2027	625	596,506
Total				2,452,551

Guatemala 1.40%

Republic of Guatemala†(a)	4.375%	6/5/2027	1,125	1,207,192
Republic of Guatemala†(a)	4.90%	6/1/2030	750	832,545
Republic of Guatemala†(a)	6.125%	6/1/2050	600	720,000
Total				2,759,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Honduras 0.08%

Honduras Government†(a)	5.625%	6/24/2030		$150	$161,175

Indonesia 1.61%

Republic of Indonesia(a)	3.70%	10/30/2049		500	537,958
Republic of Indonesia(a)	4.10%	4/24/2028		930	1,061,687
Republic of Indonesia†(a)	4.75%	1/8/2026		835	971,276
Republic of Indonesia(a)	4.75%	2/11/2029		500	594,221
Total					3,165,142

Israel 0.28%

State of Israel(a)	3.375%	1/15/2050		500	555,894

Ivory Coast 1.35%

Ivory Coast Bond†(a)	6.375%	3/3/2028		2,640	2,648,804

Jordan 0.25%

Kingdom of Jordan†(a)	5.85%	7/7/2030		500	486,698

Kazakhstan 1.14%

Republic of Kazakhstan†(e)	1.50%	9/30/2034	EUR	500	571,393
Republic of Kazakhstan†(a)	3.875%	10/14/2024		$422	461,309
Republic of Kazakhstan†(a)	4.875%	10/14/2044		915	1,199,753
Total					2,232,455

Kenya 1.59%

Republic of Kenya†(a)	7.00%	5/22/2027		1,050	1,034,512
Republic of Kenya†(a)	7.25%	2/28/2028		1,261	1,246,152
Republic of Kenya†(a)	8.25%	2/28/2048		874	841,374
Total					3,122,038

Lebanon 0.16%

Republic of Lebanon(a)(f)	6.65%	2/26/2030		1,948	316,005

Mexico 1.23%

United Mexican States(a)	4.50%	1/31/2050		2,280	2,411,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mongolia 0.71%

Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023	$422	$443,132
Republic of Mongolia†(a)	5.125%	12/5/2022	930	953,228
Total				1,396,360

Nigeria 2.79%

Republic of Nigeria†(a)	6.375%	7/12/2023	926	947,650
Republic of Nigeria†(a)	6.50%	11/28/2027	3,073	2,936,190
Republic of Nigeria(a)	7.875%	2/16/2032	450	430,762
Republic of Nigeria†(a)	9.248%	1/21/2049	1,174	1,169,606
Total				5,484,208

Oman 1.76%

Oman Government International Bond†(a)	4.75%	6/15/2026	2,309	2,125,633
Oman Government International Bond†(a)	6.75%	1/17/2048	1,600	1,330,122
Total				3,455,755

Pakistan 1.10%

Republic of Pakistan†(a)	6.875%	12/5/2027	1,100	1,097,602
Republic of Pakistan†(a)	8.25%	4/15/2024	1,000	1,062,968
Total				2,160,570

Panama 0.81%

Panama Government International Bond(a)	2.252%	9/29/2032	1,000	1,012,500
Republic of Panama(a)	3.87%	7/23/2060	500	575,000
Total				1,587,500

Paraguay 1.15%

Republic of Paraguay†(a)	4.70%	3/27/2027	700	796,957
Republic of Paraguay†(a)	5.40%	3/30/2050	1,200	1,462,212
Total				2,259,169

Peru 0.27%

Republic of Peru(a)	2.844%	6/20/2030	490	534,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Qatar 4.19%

State of Qatar†(a)	3.25%	6/2/2026	$2,940	$3,240,362
State of Qatar†(a)	3.375%	3/14/2024	1,700	1,834,156
State of Qatar†(a)	4.00%	3/14/2029	650	761,306
State of Qatar†(a)	4.40%	4/16/2050	600	774,009
State of Qatar†(a)	4.817%	3/14/2049	784	1,058,184
State of Qatar†(a)	5.103%	4/23/2048	411	572,406
Total				8,240,423

Russia 1.54%

Russian Federation†(a)	4.25%	6/23/2027	800	902,520
Russian Federation†(a)	5.25%	6/23/2047	1,600	2,123,341
Total				3,025,861

Saudi Arabia 3.30%

Saudi International Bond†(a)	2.50%	2/3/2027	1,500	1,566,588
Saudi International Bond†(a)	3.25%	10/26/2026	961	1,047,413
Saudi International Bond†(a)	3.625%	3/4/2028	1,200	1,332,156
Saudi International Bond†(a)	4.50%	4/22/2060	1,000	1,243,260
Saudi International Bond†(a)	5.00%	4/17/2049	1,000	1,296,678
Total				6,486,095

Senegal 1.20%

Republic of Senegal†(a)	6.25%	7/30/2024	817	842,450
Republic of Senegal†(a)	6.25%	5/23/2033	1,528	1,512,162
Total				2,354,612

South Africa 1.36%

Republic of South Africa(a)	4.30%	10/12/2028	2,400	2,244,314
Republic of South Africa(a)	5.75%	9/30/2049	500	425,644
Total				2,669,958

Sri Lanka 1.69%

Republic of Sri Lanka†(a)	5.75%	4/18/2023	1,531	1,148,250
Republic of Sri Lanka†(a)	5.875%	7/25/2022	570	461,700
Republic of Sri Lanka†(a)	6.25%	10/4/2020	888	879,120
Republic of Sri Lanka†(a)	7.55%	3/28/2030	550	379,500
Republic of Sri Lanka†(a)	7.85%	3/14/2029	650	458,250
Total				3,326,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Turkey 3.73%

Republic of Turkey(a)	3.25%		3/23/2023	$1,625	$1,545,741
Republic of Turkey(a)	4.25%		4/14/2026	1,488	1,346,098
Republic of Turkey(a)	5.25%		3/13/2030	445	397,378
Republic of Turkey(a)	5.625%		3/30/2021	1,451	1,461,064
Republic of Turkey(a)	5.75%		5/11/2047	1,250	993,859
Republic of Turkey(a)	6.625%		2/17/2045	500	438,607
Turkiye Ihracat Kredi Bankasi AS†(a)	4.25%		9/18/2022	525	501,139
Turkiye Ihracat Kredi Bankasi AS†(a)	5.375%		2/8/2021	200	200,352
Turkiye Ihracat Kredi Bankasi AS†(a)	8.25%		1/24/2024	450	459,243
Total					7,343,481

Ukraine 3.14%

Ukraine Government(a)	Zero Coupon	#(g)	5/31/2040	1,565	1,430,723
Ukraine Government†(a)	7.253%		3/15/2033	574	530,261
Ukraine Government†(a)	7.375%		9/25/2032	2,884	2,717,348
Ukraine Government†(a)	8.994%		2/1/2024	1,420	1,486,414
Total					6,164,746

United Arab Emirates 1.84%

Abu Dhabi Government International Bond†(a)	1.70%		3/2/2031	1,000	991,557
Abu Dhabi Government International Bond†(a)	2.50%		9/30/2029	950	1,017,039
Abu Dhabi Government International Bond†(a)	2.70%		9/2/2070	1,000	969,860
Abu Dhabi Government International Bond†(a)	3.125%		9/30/2049	600	643,921
Total					3,622,377

Uruguay 1.07%

Republic of Uruguay(a)	4.375%		1/23/2031	500	595,782
Republic of Uruguay(a)	4.975%		4/20/2055	1,136	1,515,140
Total					2,110,922

Uzbekistan 0.64%

Republic of Uzbekistan†(a)	4.75%		2/20/2024	1,200	1,265,999

Vietnam 0.19%

Socialist Republic of Vietnam†(a)	4.80%		11/19/2024	328	367,401
Total Foreign Government Obligations (cost $116,979,095)					117,448,754
Total Long-Term Investments (cost $190,201,515)					193,340,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.60%

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by 1,204,800 of U.S. Treasury Note at 0.125% due 5/31/2022; value: $1,205,067; proceeds: $1,181,408 (cost $1,181,408)			$1,181	$1,181,408
Total Investments in Securities 98.95% (cost $191,382,923)				194,521,495
Cash, Foreign Cash and Other Assets in Excess Liabilities(h) 1.05%				2,059,286
Net Assets 100.00%				$196,580,781

EUR	Euro.
CMT	Constant Maturity Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $141,262,140, which represents 71.86% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Defaulted (non-income producing security).
(g)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(h)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Issuer - Buy Protection at September 30, 2020(1):

Referenced Issuer	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Republic of Korea (4)(5)	Credit Suisse	1.00%	12/20/2024	$1,000,000	$1,033,461	$(27,691)	$(5,770)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Issuer amounted to $0. Total unrealized depreciation on Credit Default Swaps on Issuer amounted to $5,770.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Baa3.

Open Forward Foreign Currency Exchange Contracts at September 30, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell		12/4/2020	1,000,000	$1,186,135	$1,174,001	$12,134

Open Futures Contracts at September 30, 2020:
Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2020	74	Long		$16,340,929		$16,351,109	$10,180
U.S. Long Bond	December 2020	120	Long		20,980,623		21,153,750	173,127
Total Unrealized Appreciation on Open Futures Contracts								$183,307

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bund	December 2020	5	Short	EUR	(870,241)	EUR	(872,600)	$(2,766)
U.S. 10-Year Ultra Treasury Bond	December 2020	62	Short		$(9,840,815)		$(9,915,156)	(74,341)
U.S. 5-Year Treasury Note	December 2020	69	Short		(8,679,864)		(8,696,156)	(16,292)
U.S. Ultra Treasury Bond	December 2020	11	Short		(2,399,875)		(2,439,938)	(40,063)
Total Unrealized Depreciation on Open Futures Contracts								$(133,462)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND September 30, 2020

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds
Agency	$—	$—	$723,408	$723,408
Remaining Industries	—	75,167,925	—	75,167,925
Foreign Government Obligations	—	117,448,754	—	117,448,754
Short-Term Investment
Repurchase Agreement	—	1,181,408	—	1,181,408
Total	$—	$193,798,087	$723,408	$194,521,495
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Asset	$—	$—	$—	$—
Liabilities	—	(5,770)	—	(5,770)
Forward Foreign Currency Exchange Contracts
Assets	$—	$12,134	$—	$12,134
Liabilities	—	—	—	—
Futures Contracts
Assets	183,307	—	—	183,307
Liabilities	(133,462)	—	—	(133,462)
Total	$49,845	$6,364	$—	$56,209

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of January 1, 2020	$—
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(6,388)
Purchases	729,796
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2020	$723,408
Change in unrealized appreciation/depreciation for the period ended September 30, 2020, related to Level 3 investments held at September 30, 2020	$(6,388)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.85%

COMMON STOCK 0.04%

Metals & Minerals: Miscellaneous

Vedanta Ltd. ADR (cost $57,262)	3	$20,847

	Interest Rate	Maturity Date		Principal Amount (000)
CONVERTIBLE BONDS 0.42%

Technology 0.16%

Weibo Corp. (China)(a)	1.25%	11/15/2022		$98	93,652

Telecommunications 0.26%

GDS Holdings Ltd. (China)(a)	2.00%	6/1/2025		90	152,325
Total Convertible Bonds (cost $188,180)					245,977

CORPORATE BONDS 93.68%

Auto Parts: Original Equipment 0.35%

Nemak SAB de CV (Mexico)†(a)	4.75%	1/23/2025		200	201,623

Banks: Regional 18.57%

ADCB Finance Cayman Ltd.†	4.00%	3/29/2023		200	212,524
Akbank T.A.S. (Turkey)†(a)	5.00%	10/24/2022		450	441,903
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)(a)	6.95%(5 Yr Treasury CMT + 4.57%)#	—	(b)	250	246,674
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021		200	206,991
Banco BBVA Peru SA (Peru)(a)	5.00%	8/26/2022		200	214,203
Banco de Bogota SA (Colombia)†(a)	6.25%	5/12/2026		300	325,878
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%	10/12/2027		200	217,945
Banco del Estado de Chile (Chile)†(a)	2.704%	1/9/2025		200	210,627
Banco do Brasil SA†	4.625%	1/15/2025		200	211,002
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.25%	10/4/2026		230	240,180
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury CMT + 5.35%)#	—	(b)	200	199,880
Banco Santander Chile (Chile)†(a)	2.70%	1/10/2025		200	211,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bancolombia SA (Colombia)(a)	4.625%(5 Yr Treasury CMT + 2.94%)#	12/18/2029		$200	$194,750
Bangkok Bank pcl (Hong Kong)†(a)	5.00%(5 Yr Treasury CMT + 4.73%)#	—	(b)	200	200,592
Bangkok Bank plc (Hong Kong)†(a)	5.00%	10/3/2023		200	222,282
Banistmo SA (Panama)†(a)	3.65%	9/19/2022		400	405,750
Bank Leumi Le-Israel BM (Israel)†(a)	3.275%(5 Yr Treasury CMT + 1.63%)#	1/29/2031		200	201,470
Bank of China Hong Kong Ltd. (Hong Kong)†(a)	5.90%(5 Yr Treasury CMT + 3.04%)#	—	(b)	400	429,028
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024		400	444,894
BBVA Bancomer SA†	1.875%	9/18/2025		300	293,475
BBVA Bancomer SA†	5.125%(5 Yr Treasury CMT + 2.65%)#	1/18/2033		450	433,868
Global Bank Corp. (Panama)†(a)	5.25%(3 Mo. LIBOR + 3.30%)#	4/16/2029		540	566,662
Itau Unibanco Holding SA †	4.50%(5 Yr Treasury CMT + 2.82%)#	11/21/2029		250	247,113
Itau Unibanco Holding SA†	4.625%(5 Yr Treasury CMT + 3.22%)#	—	(b)	250	219,000
KEB Hana Bank (South Korea)†(a)	4.375%	9/30/2024		200	221,524
Kookmin Bank (South Korea)†(a)	1.75%	5/4/2025		200	206,660
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%	5/30/2022		200	205,405
NBK Tier 1 Financing 2 Ltd. (United Arab Emirates)†(a)	4.50%(6 Yr Swap rate + 2.83%)#	—	(b)	300	297,164
QNB Finansbank AS (Turkey)†(a)	4.875%	5/19/2022		200	198,757
QNB Finansbank AS (Turkey)†(a)	6.875%	9/7/2024		400	406,341
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%	5/23/2023		450	478,174
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022		200	210,995
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%	3/16/2023		500	496,620
Turkiye Sinai Kalkinma Bankasi AS (Turkey)†(a)	6.00%	1/23/2025		200	186,409
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.25%	2/5/2025		200	180,721
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.00%	11/1/2022		450	436,351
Woori Bank (South Korea)†(a)	4.75%	4/30/2024		400	442,096
Total					10,765,033

Building Materials 0.35%

Cemex SAB de CV (Mexico)†(a)	5.45%	11/19/2029		200	202,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 1.69%

Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.375%	7/3/2029	$400	$403,264
DP World plc (United Arab Emirates)†(a)	4.70%	9/30/2049	200	203,000
DP World plc (United Arab Emirates)†(a)	6.85%	7/2/2037	300	376,050
Total				982,314

Chemicals 3.37%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027	200	216,171
Equate Petrochemical BV (Netherlands)†(a)	3.00%	3/3/2022	200	202,661
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	254,446
Orbia Advance Corp. SAB de CV (Mexico)†(a)	5.50%	1/15/2048	200	225,109
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%	4/24/2023	200	208,113
SABIC Capital II BV (Netherlands)†(a)	4.00%	10/10/2023	200	215,468
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	4.25%	1/22/2050	200	219,188
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	400	413,468
Total				1,954,624

Computer Software 0.35%

Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	201,998

Containers 0.39%

Klabin Austria GmbH (Austria)†(a)	7.00%	4/3/2049	200	226,852

Diversified 1.07%

CK Hutchison International 17 Ltd. (Hong Kong)†(a)	3.50%	4/5/2027	200	221,217
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	400	399,612
Total				620,829

Drugs 2.33%

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	421	403,356
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	779	688,928
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%	4/15/2024	250	255,581
Total				1,347,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 11.91%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	$200	$211,452
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.00%	10/3/2049	200	235,184
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.875%	4/23/2030	400	498,227
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(a)	5.95%	12/15/2039	200	228,273
Adani Transmission Ltd. (India)†(a)	4.00%	8/3/2026	600	623,187
AES Panama Generation Holdings SRL (Panama)†(a)	4.375%	5/31/2030	200	205,950
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	389	438,012
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024	248	274,350
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	233,000
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	400	444,667
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	391,568
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028	200	201,923
Eskom Holdings SOC Ltd. (South Africa)†(a)	8.45%	8/10/2028	250	230,969
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023	200	200,000
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	250	285,125
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	400	413,000
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	200	206,234
Mong Duong Finance Holdings BV (Vietnam)†(a)	5.125%	5/7/2029	536	548,769
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	200	151,315
Pampa Energia SA (Argentina)†(a)	9.125%	4/15/2029	250	195,985
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(a)	5.50%	4/8/2044	400	501,992
Terraform Global Operating LLC†	6.125%	3/1/2026	180	183,791
Total				6,902,973

Energy Equipment & Services 0.54%

Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026	200	207,750
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026	142	103,660
Total				311,410

Engineering & Contracting Services 1.04%

Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%	11/18/2048	199	222,265
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026	200	201,785
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%	10/27/2027	200	178,001
Total				602,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Financial Services 2.56%

BOC Aviation Ltd. (Singapore)†(a)	3.00%	9/11/2029		$200	$204,650
China Cinda Finance 2017 I Ltd.	4.10%	3/9/2024		200	215,242
China Cinda Finance 2017 I Ltd.	4.40%	3/9/2027		200	224,945
Intercorp Peru Ltd. (Peru)†(a)	3.875%	8/15/2029		200	199,188
Power Finance Corp. Ltd. (India)†(a)	3.95%	4/23/2030		200	194,559
Power Finance Corp. Ltd. (India)†(a)	6.15%	12/6/2028		200	225,297
SURA Asset Management SA (Colombia)†(a)	4.375%	4/11/2027		200	221,714
Total					1,485,595

Food 2.43%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023		185	162,709
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027		200	195,548
MARB BondCo plc (United Kingdom)†(a)	7.00%	3/15/2024		200	207,050
Minerva Luxembourg SA (Luxembourg)†(a)	5.875%	1/19/2028		400	416,104
NBM US Holdings, Inc.†	6.625%	8/6/2029		400	429,042
Total					1,410,453

Government 0.35%

Banco Latinoamericano de Comercio Exterior SA (Panama)†(a)	2.375%	9/14/2025		200	203,000

Health Care Services 0.68%

Rede D’or Finance Sarl (Luxembourg)†(a)	4.50%	1/22/2030		200	189,750
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028		200	202,965
Total					392,715

Household Equipment/Products 0.35%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	6.95%	3/14/2026		200	204,152

Investment Management Companies 1.47%

Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50%(5 Yr Treasury CMT + 7.77%)#	—	(b)	200	202,748
Huarong Finance 2019 Co. Ltd. (Hong Kong)(a)	3.875%	11/13/2029		200	207,128
MDGH - GMTN BV (Netherlands)†(a)	2.875%	11/7/2029		200	214,888
MDGH - GMTN BV (Netherlands)†(a)	3.70%	11/7/2049		200	224,590
Total					849,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Lodging 1.72%

MGM China Holdings Ltd. (Macau)†(a)	5.875%	5/15/2026		$450	$464,553
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027		300	291,750
Wynn Macau Ltd. (Macau)†(a)	5.625%	8/26/2028		250	243,125
Total					999,428

Machinery: Agricultural 3.86%

JBS Investments II GmbH (Austria)†(a)	5.75%	1/15/2028		600	626,250
JBS Investments II GmbH (Austria)†(a)	7.00%	1/15/2026		200	213,826
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		600	622,800
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029		600	572,988
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		200	201,552
Total					2,237,416

Media 1.45%

Cable Onda SA (Panama)†(a)	4.50%	1/30/2030		200	208,910
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		132	174,611
Summer BidCo BV 9.75% PIK†(c)	9.00%	11/15/2025	EUR	210	248,848
VTR Finance NV (Chile)†(a)	6.375%	7/15/2028		$200	210,250
Total					842,619

Metals & Minerals: Miscellaneous 4.81%

AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040		150	181,647
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021		200	204,000
First Quantum Minerals Ltd. (Canada)†(a)(d)	6.875%	10/15/2027		400	385,820
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025		220	217,879
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023		200	223,734
Fresnillo plc (Mexico)†(a)	4.25%	10/2/2050		200	198,383
Minera Mexico SA de CV (Mexico)†(a)	4.50%	1/26/2050		200	218,900
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023		400	417,704
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027		200	208,102
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045		240	325,372
Vedanta Holdings Mauritius II Ltd. (Mauritius)†(a)	13.00%	8/21/2023		200	206,163
Total					2,787,704

Natural Gas 1.40%

ENN Energy Holdings Ltd. (China)†(a)	2.625%	9/17/2030		200	200,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	$400	$423,458
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	148	186,771
Total				810,335

Oil 9.73%

Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021	200	210,979
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	425	446,254
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	303	330,649
Geopark Ltd. (Chile)†(a)	5.50%	1/17/2027	200	177,502
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	200	200,250
Lukoil Securities BV (Netherlands)†(a)	3.875%	5/6/2030	200	211,760
Pertamina Persero PT (Indonesia)†(a)	4.15%	2/25/2060	200	199,030
Petrobras Global Finance BV (Netherlands)(a)	5.093%	1/15/2030	453	476,601
Petrobras Global Finance BV (Netherlands)(a)	5.60%	1/3/2031	118	126,152
Petrobras Global Finance BV (Netherlands)(a)	6.90%	3/19/2049	131	145,882
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	388,246
Petroleos Mexicanos (Mexico)(a)	4.875%	1/18/2024	75	74,175
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	220	188,588
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	2.993%	1/15/2030	250	265,020
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	3.903%	12/6/2059	200	216,218
Saudi Arabian Oil Co. (Saudi Arabia)(a)	3.50%	4/16/2029	200	220,570
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	400	482,564
Sinopec Group Overseas Development 2018 Ltd. (China)†(a)	2.95%	11/12/2029	200	214,213
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	3.25%	8/15/2030	200	202,313
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%	10/17/2049	200	182,434
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	184,457
YPF SA (Argentina)†(a)	6.95%	7/21/2027	740	495,060
Total				5,638,917

Oil: Crude Producers 2.43%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	400	491,624
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	250	270,438
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	214,510
Oleoducto Central SA (Colombia)†(a)	4.00%	7/14/2027	200	207,850
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	222,214
Total				1,406,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.07%

Suzano Austria GmbH (Brazil)(a)	3.75%	1/15/2031	$38	$38,141

Real Estate 5.49%

Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023	200	205,500
Country Garden Holdings Co. Ltd. (China)(a)	5.125%	1/17/2025	200	209,500
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	400	378,000
Kaisa Group Holdings Ltd. (China)†(a)	11.95%	10/22/2022	200	207,045
Longfor Group Holdings Ltd. (China)(a)	4.50%	1/16/2028	200	220,141
MAF Sukuk Ltd.	4.50%	11/3/2025	200	215,898
Ronshine China Holdings Ltd. (China)(a)	8.75%	10/25/2022	600	613,481
Sunac China Holdings Ltd. (China)(a)	7.875%	2/15/2022	500	506,250
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%	1/13/2026	200	219,349
Trust Fibra Uno (Mexico)†(a)	6.39%	1/15/2050	200	200,000
Zhenro Properties Group Ltd. (China)(a)	8.65%	1/21/2023	200	204,498
Total				3,179,662

Retail 0.65%

Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	200	209,479
Future Retail Ltd. (India)†(a)	5.60%	1/22/2025	200	170,000
Total				379,479

Steel 2.83%

CSN Resources SA (Brazil)†(a)	7.625%	4/17/2026	200	201,125
CSN Resources SA (Brazil)†(a)	7.625%	2/13/2023	400	414,504
GUSAP III LP†	4.25%	1/21/2030	300	312,825
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	266,156
POSCO (South Korea)†(a)	2.50%	1/17/2025	200	207,869
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	200	236,750
Total				1,639,229

Technology 3.01%

Baidu, Inc. (China)(a)	3.075%	4/7/2025	200	212,771
JD.com, Inc. (China)(a)	4.125%	1/14/2050	200	223,019
Myriad International Holdings BV (Netherlands)†(a)	4.85%	7/6/2027	200	228,528
Prosus NV (Netherlands)†(a)	3.68%	1/21/2030	200	216,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)

Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	$400	$441,252
Weibo Corp. (China)(a)	3.50%	7/5/2024	400	421,526
Total				1,743,229

Telecommunications 5.25%

Altice France Holding SA (Luxembourg)†(a)	10.50%	5/15/2027	200	222,625
America Movil SAB de CV (Mexico)(a)	4.375%	4/22/2049	200	249,440
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	218,640
Metropolitan Light Co. Ltd. (Hong Kong)†(a)	5.50%	11/21/2022	400	409,826
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2026	400	429,934
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	400	418,920
Ooredoo International Finance Ltd.†	3.875%	1/31/2028	400	459,534
SK Telecom Co. Ltd. (South Korea)†(a)	3.75%	4/16/2023	200	214,468
Telefonica Celular del Paraguay SA (Paraguay)†(a)	5.875%	4/15/2027	400	419,060
Total				3,042,447

Transportation: Miscellaneous 0.82%

Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	200	269,232
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.25%	1/10/2028	200	208,341
Total				477,573

Utilities 0.36%

Aegea Finance Sarl (Luxembourg)†(a)	5.75%	10/10/2024	200	206,377
Total Corporate Bonds (cost $52,874,762)				54,294,783

FLOATING RATE LOAN(e) 0.25%

Miscellaneous

Jindal Steel and Power Limited Term Loan (cost $159,172)	3.17%(3 Mo. LIBOR + 2.95%)	3/31/2022	176	147,400

FOREIGN GOVERNMENT OBLIGATIONS 2.46%

Bahrain 0.33%

Bahrain Government International Bond†(a)	5.45%	9/16/2032	200	190,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mongolia 0.36%

Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023	$200	$210,015

Nigeria 0.66%

Republic of Nigeria†(a)	6.50%	11/28/2027	400	382,192

Saudi Arabia 0.43%

Saudi International Bond†(a)	4.50%	4/22/2060	200	248,652

Turkey 0.31%

Republic of Turkey(a)	5.25%	3/13/2030	200	178,597

United Arab Emirates 0.37%

Abu Dhabi Government International Bond(a)	3.125%	9/30/2049	200	214,640
Total Foreign Government Obligations (cost $1,396,323)				1,425,046
Total Long-Term Investments (cost $54,675,699)				56,134,053

SHORT-TERM INVESTMENT 1.82%

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $1,076,600 of U.S. Treasury Note at 0.125% due 05/31/2022; value: $1,076,839; proceeds: $1,055,697 (cost $1,055,697)			1,056	1,055,697
Total Investments in Securities 98.67% (cost $55,731,396)				57,189,750
Other Assets in Excess of Liabilities(f) 1.33%				768,839
Net Assets 100.00%				$57,958,589

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $44,601,215, which represents 76.95% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

(b)	Security is perpetual in nature and has no stated maturity.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities purchased on a when-issued basis.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2020.
(f)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell		12/4/2020	291,000	$345,165	$341,634	$3,531

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	12/4/2020	65,000	$77,145	$76,310	$(835)

Open Futures Contracts at September 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2020	9	Long	$1,987,410	$1,988,648	$1,238
U.S. 5-Year Treasury Note	December 2020	24	Long	3,019,166	3,024,750	5,584
U.S. Long Bond	December 2020	30	Long	5,243,726	5,288,438	44,712
Total Unrealized Appreciation on Open Futures Contracts						$51,534

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2020	10	Short	$(1,391,388)	$(1,395,312)	$(3,924)
U.S. 10-Year Ultra Treasury Bond	December 2020	30	Short	(4,765,464)	(4,797,656)	(32,192)
U.S. Ultra Treasury Bond	December 2020	17	Short	(3,708,897)	(3,770,812)	(61,915)
Total Unrealized Depreciation on Open Futures Contracts						$(98,031)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stock	$20,847	$—	$—	$20,847
Convertible Bonds	—	245,977	—	245,977
Corporate Bonds	—	54,294,783	—	54,294,783
Floating Rate Loan	—	147,400	—	147,400
Foreign Government Obligations	—	1,425,046	—	1,425,046
Short-Term Investment
Repurchase Agreement	—	1,055,697	—	1,055,697
Total	$20,847	$57,168,903	$—	$57,189,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,531	$—	$3,531
Liabilities	—	(835)	—	(835)
Futures Contracts
Assets	51,534	—	—	51,534
Liabilities	(98,031)	—	—	(98,031)
Total	$(46,497)	$2,696	$—	$(43,801)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)			Fair Value
LONG-TERM INVESTMENTS 100.36%

ASSET-BACKED SECURITIES 6.45%

Automobiles 2.52%

Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026		$100		$102,542
Chesapeake Funding II LLC 2018-2A A2†	0.522%(1 Mo. LIBOR + .37%)#	8/15/2030		49		48,971
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024		100		102,780
Tesla Auto Lease Trust 2020-A A3†	0.68%	12/20/2023		75		75,393
Westlake Automobile Receivables Trust 2018-2A D†	4.00%	1/16/2024		53		54,209
Total						383,895

Credit Cards 0.67%

Perimeter Master Note Business Trust 2019-2A A†	4.23%	5/15/2024		100		102,054

Other 3.26%

Conn’s Receivables Funding LLC 2019-B A†	2.66%	6/17/2024		37		37,046
Fairstone Financial Issuance Trust I 2019-1A A†(a)	3.948%	3/21/2033	CAD	150		112,879
ME Funding LLC 2019-1 A2†	6.448%	7/30/2049		$50		41,113
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%	12/15/2059		99		104,161
SCF Equipment Leasing LLC 2019-1A A2†	3.23%	10/20/2024		100		100,451
Wingstop Funding LLC 2018-1 A2†	4.97%	12/5/2048		99		102,027
Total						497,677
Total Asset-Backed Securities (cost $973,519)						983,626

			Shares (000)
COMMON STOCK 0.00%

Oil

Tapstone Energy Holdings III LLC (cost $3)				—	(b)	3	(c)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CORPORATE BONDS 55.98%

Aerospace/Defense 0.82%

Boeing Co. (The)	4.875%	5/1/2025		$27	$29,495
Boeing Co. (The)	5.04%	5/1/2027		23	25,299
Raytheon Technologies Corp.	2.25%	7/1/2030		28	29,483
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028		13	12,112
TransDigm, Inc.†	6.25%	3/15/2026		28	29,394
Total					125,783

Air Transportation 0.33%

Delta Air Lines, Inc.†	7.00%	5/1/2025		21	23,086
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025		13	13,352
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028		13	13,507
Total					49,945

Apparel 0.12%

William Carter Co. (The)†	5.625%	3/15/2027		18	18,832

Auto Parts: Original Equipment 0.27%

Adient US LLC†	7.00%	5/15/2026		21	22,525
BorgWarner, Inc.	2.65%	7/1/2027		7	7,399
Clarios Global LP/Clarios US Finance Co.†	8.50%	5/15/2027		11	11,430
Total					41,354

Automotive 1.92%

BCD Acquisition, Inc.†	9.625%	9/15/2023		10	9,975
Ford Motor Co.	9.625%	4/22/2030		29	37,493
General Motors Co.	6.125%	10/1/2025		14	16,285
General Motors Co.	6.75%	4/1/2046		38	46,916
Hyundai Capital America†	3.45%	3/12/2021		24	24,281
JB Poindexter & Co., Inc.†	7.125%	4/15/2026		15	15,959
Mclaren Finance plc(a)	5.00%	8/1/2022	GBP	100	115,668
Navistar International Corp.†	9.50%	5/1/2025		$13	14,625
Tesla, Inc.†	5.30%	8/15/2025		11	11,399
Total					292,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Banks: Regional 5.45%

ABN AMRO Bank NV(a)	2.875% (EUSA5 + 2.45%)#	1/18/2028	EUR	100	$122,794
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%)#	7/21/2028		$60	67,284
CIT Group, Inc.	5.25%	3/7/2025		15	15,898
Credit Suisse Group AG(a)	1.25% (EUSA1 + .75%)#	7/17/2025	EUR	100	120,917
Goldman Sachs Group, Inc. (The)	3.50%	4/1/2025		$12	13,259
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		15	21,754
JPMorgan Chase & Co.	3.96%(3 Mo. LIBOR + 1.25%)#	1/29/2027		61	69,651
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021		50	51,528
Macquarie Group Ltd. (Australia)†(d)	3.763%(3 Mo. LIBOR + 1.37%)#	11/28/2028		50	54,742
Morgan Stanley	4.431%(3 Mo. LIBOR + 1.63%)#	1/23/2030		57	68,277
Popular, Inc.	6.125%	9/14/2023		16	16,938
UniCredit SpA(a)	6.95%	10/31/2022	EUR	100	130,475
Wells Fargo & Co.	2.393% (SOFR + 2.10%)#	6/2/2028		$75	78,337
Total					831,854

Biotechnology Research & Production 0.68%

Biogen, Inc.	2.25%	5/1/2030		51	52,148
Emergent BioSolutions, Inc.†	3.875%	8/15/2028		15	15,096
Regeneron Pharmaceuticals, Inc.	1.75%	9/15/2030		38	37,116
Total					104,360

Building Materials 1.02%

Builders FirstSource, Inc.†	5.00%	3/1/2030		7	7,258
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025		16	16,935
Griffon Corp.	5.75%	3/1/2028		21	21,971
Masonite International Corp.†	5.375%	2/1/2028		10	10,699
Owens Corning Inc.	3.875%	6/1/2030		35	39,671
Patrick Industries, Inc.†	7.50%	10/15/2027		25	27,187
Summit Materials LLC/Summit Materials Finance Corp.†	5.25%	1/15/2029		30	31,294
Total					155,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Business Services 1.41%

AA Bond Co. Ltd.(a)	2.75%	7/31/2043	GBP	100	$126,541
Ahern Rentals, Inc.†	7.375%	5/15/2023		$13	6,939
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		14	15,236
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024		10	10,505
Garda World Security Corp. (Canada)†(d)	4.625%	2/15/2027		20	20,150
Global Payments, Inc.	2.90%	5/15/2030		14	14,995
PayPal Holdings, Inc.	3.25%	6/1/2050		9	9,987
United Rentals North America, Inc.	4.875%	1/15/2028		10	10,512
Total					214,865

Chemicals 1.51%

Ashland LLC	6.875%	5/15/2043		10	12,843
CeramTec BondCo GmbH(a)	5.25%	12/15/2025	EUR	100	112,590
CF Industries, Inc.	5.15%	3/15/2034		$16	18,943
Chemours Co. (The)	5.375%	5/15/2027		15	14,963
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.†	9.00%	7/1/2028		14	15,032
Ingevity Corp.†	4.50%	2/1/2026		16	16,078
Nutrition & Biosciences, Inc.†	1.832%	10/15/2027		11	11,058
Tronox, Inc.†	6.50%	5/1/2025		28	29,172
Total					230,679

Coal 0.07%

Warrior Met Coal, Inc.†	8.00%	11/1/2024		10	10,192

Computer Hardware 1.56%

Banff Merger Sub, Inc.†	9.75%	9/1/2026		14	14,819
Dell International LLC/EMC Corp.†	8.35%	7/15/2046		25	33,222
Hewlett Packard Enterprise Co.	0.929%(3 Mo. LIBOR + .68%)#	3/12/2021		26	26,054
International Business Machines Corp.(a)	1.20%	2/11/2040	EUR	100	119,107
Leidos, Inc.†	4.375%	5/15/2030		$6	7,032
Leidos, Inc.	5.50%	7/1/2033		1	1,161
Leidos, Inc.	7.125%	7/1/2032		10	12,936
Presidio Holdings, Inc.†	4.875%	2/1/2027		17	17,258
Presidio Holdings, Inc.†	8.25%	2/1/2028		6	6,304
Total					237,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Computer Software 1.25%

Activision Blizzard, Inc.	1.35%	9/15/2030		$9	$8,793
BY Crown Parent LLC/BY Bond Finance, Inc.†	4.25%	1/31/2026		15	15,291
Logan Merger Sub, Inc.†	5.50%	9/1/2027		15	15,253
PTC, Inc.†	4.00%	2/15/2028		15	15,446
ServiceNow, Inc.	1.40%	9/1/2030		17	16,568
Ubisoft Entertainment SA(a)	1.289%	1/30/2023	EUR	100	119,186
Total					190,537

Construction/Homebuilding 1.45%

Beazer Homes USA, Inc.	7.25%	10/15/2029		$10	10,731
Century Communities, Inc.	5.875%	7/15/2025		5	5,216
Century Communities, Inc.	6.75%	6/1/2027		15	15,943
D.R. Horton, Inc.	2.60%	10/15/2025		4	4,296
LGI Homes, Inc.†	6.875%	7/15/2026		14	14,715
Mattamy Group Corp. (Canada)†(d)	4.625%	3/1/2030		10	10,143
NVR, Inc.	3.00%	5/15/2030		56	60,552
Picasso Finance Sub, Inc.†	6.125%	6/15/2025		10	10,786
PulteGroup, Inc.	5.50%	3/1/2026		5	5,714
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028		8	7,999
Taylor Morrison Communities, Inc.†	5.125%	8/1/2030		8	8,575
Toll Brothers Finance Corp.	4.35%	2/15/2028		10	10,886
Toll Brothers Finance Corp.	4.875%	3/15/2027		5	5,618
TRI Pointe Group, Inc.	5.25%	6/1/2027		17	18,208
TRI Pointe Group, Inc.	5.70%	6/15/2028		6	6,585
Williams Scotsman International, Inc.†	4.625%	8/15/2028		11	11,065
Winnebago Industries, Inc.†	6.25%	7/15/2028		14	14,761
Total					221,793

Containers 0.14%

Ball Corp.	2.875%	8/15/2030		21	20,790

Drugs 0.55%

AbbVie, Inc.†	4.25%	11/21/2049		20	23,748
AstraZeneca plc (United Kingdom)(d)	3.375%	11/16/2025		25	28,002
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025		10	10,750
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	2.80%	7/21/2023		22	21,078
Total					83,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Power 1.89%

Ameren Corp.	3.50%	1/15/2031		$32	$36,652
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028		30	34,344
Calpine Corp.†	5.125%	3/15/2028		21	21,765
Clearway Energy Operating LLC†	4.75%	3/15/2028		11	11,423
Liberty Utilities Finance GP 1†	2.05%	9/15/2030		26	25,693
NRG Energy, Inc.	5.75%	1/15/2028		20	21,612
Origin Energy Finance Ltd. (Australia)†(d)	5.45%	10/14/2021		33	34,456
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028		21	21,827
Pike Corp.†	5.50%	9/1/2028		16	16,149
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021		25	25,363
Toronto Hydro Corp.(a)	3.54%	11/18/2021	CAD	50	38,816
Total					288,100

Electrical Equipment 0.56%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027		$58	64,401
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.15%	5/1/2027		19	20,612
Total					85,013

Electrical: Household 0.83%

Signify NV(a)	2.375%	5/11/2027	EUR	100	126,387

Electronics 0.55%

Itron, Inc.†	5.00%	1/15/2026		$15	15,422
Roper Technologies, Inc.	1.40%	9/15/2027		44	44,465
Trimble, Inc.	4.90%	6/15/2028		20	23,619
Total					83,506

Energy Equipment & Services 0.29%

Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026		20	21,112
TerraForm Power Operating LLC†	4.75%	1/15/2030		21	22,359
Total					43,471

Engineering & Contracting Services 0.09%

Weekley Homes LLC / Weekley Finance Corp.†	4.875%	9/15/2028		14	14,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Entertainment 2.18%

Buena Vista Gaming Authority†	13.00%	4/1/2023		$15	$15,047
Caesars Entertainment Inc.†	8.125%	7/1/2027		14	14,858
Churchill Downs, Inc.†	4.75%	1/15/2028		4	4,029
CPUK Finance Ltd.(a)	3.588%	2/28/2042	GBP	100	132,569
Enterprise Development Authority (The)†	12.00%	7/15/2024		$9	10,068
Penn National Gaming, Inc.†	5.625%	1/15/2027		11	11,425
Pinewood Finance Co. Ltd.(a)	3.25%	9/30/2025	GBP	100	129,017
Twin River Worldwide Holdings, Inc.†	6.75%	6/1/2027		$15	14,970
Total					331,983

Financial Services 1.35%

AG Issuer LLC†	6.25%	3/1/2028		14	13,965
Brightsphere Investment Group, Inc.	4.80%	7/27/2026		50	53,101
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		15	8,142
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028		15	15,009
Navient Corp.	5.00%	3/15/2027		5	4,702
Navient Corp.	5.875%	10/25/2024		5	4,985
Navient Corp.	6.75%	6/25/2025		20	20,275
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		35	38,844
OneMain Finance Corp.	5.375%	11/15/2029		22	22,935
Quicken Loans LLC†	5.25%	1/15/2028		11	11,611
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.875%	3/1/2031		13	12,870
Total					206,439

Food 1.53%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030		29	30,261
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		17	17,627
Fresh Market, Inc. (The)†	9.75%	5/1/2023		17	15,279
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		5	5,444
Kerry Group Financial Service Unitd Co.(a)	2.375%	9/10/2025	EUR	100	130,517
Kraft Heinz Foods Co.	4.375%	6/1/2046		$33	33,979
Total					233,107

Government 1.49%

Asian Development Bank (Philippines)(d)	3.125%	9/26/2028		63	74,932
European Bank for Reconstruction & Development (United Kingdom)(d)	1.625%	9/27/2024		72	75,645
European Investment Bank (Luxembourg)(d)	2.375%	5/24/2027		68	75,888
Total					226,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Health Care Products 1.26%

Boston Scientific Corp.	2.65%	6/1/2030		$28	$29,847
Boston Scientific Corp.	3.45%	3/1/2024		25	27,120
DH Europe Finance II Sarl(a)	0.45%	3/18/2028	EUR	100	116,484
Stryker Corp.	1.95%	6/15/2030		$19	19,389
Total					192,840

Health Care Services 2.95%

AHP Health Partners, Inc.†	9.75%	7/15/2026		5	5,380
Anthem, Inc.	2.25%	5/15/2030		62	63,764
Centene Corp.	3.375%	2/15/2030		15	15,586
DaVita, Inc.†	3.75%	2/15/2031		22	21,253
Encompass Health Corp.	4.75%	2/1/2030		21	21,341
Eurofins Scientific SE(a)	2.125%	7/25/2024	EUR	100	123,187
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026		$5	4,993
HCA, Inc.	5.25%	4/15/2025		31	35,800
HCA, Inc.	5.50%	6/15/2047		31	38,800
LifePoint Health, Inc.†	4.375%	2/15/2027		11	11,041
LifePoint Health, Inc.†	6.75%	4/15/2025		10	10,550
MEDNAX, Inc.†	6.25%	1/15/2027		21	21,813
Radiology Partners, Inc.†	9.25%	2/1/2028		7	7,298
Select Medical Corp.†	6.25%	8/15/2026		10	10,415
Surgery Center Holdings, Inc.†	6.75%	7/1/2025		5	4,999
Surgery Center Holdings, Inc.†	10.00%	4/15/2027		10	10,669
Tenet Healthcare Corp.†	5.125%	11/1/2027		21	21,653
Tenet Healthcare Corp.†	6.25%	2/1/2027		21	21,706
Total					450,248

Household Equipment/Products 1.13%

CD&R Smokey Buyer, Inc.†	6.75%	7/15/2025		28	29,575
Newell Brands, Inc.(a)	3.75%	10/1/2021	EUR	100	120,027
Newell Brands, Inc.	5.875%	4/1/2036		$20	23,101
Total					172,703

Insurance 0.97%

PartnerRe Ireland Finance DAC(a)	1.25%	9/15/2026	EUR	100	122,169
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		$20	25,264
Total					147,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Leisure 1.24%

Carnival Corp.†	11.50%	4/1/2023			$25	$28,061
Dometic Group AB(a)	3.00%	5/8/2026		EUR	100	117,548
NCL Corp. Ltd.†	12.25%	5/15/2024			$14	15,697
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023			15	15,919
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025			10	11,628
Total						188,853

Lodging 0.24%

Boyd Gaming Corp.	4.75%	12/1/2027			11	10,816
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030			11	11,354
MGM Resorts International	5.50%	4/15/2027			14	14,650
Total						36,820

Machinery: Agricultural 0.18%

BAT Capital Corp.	1.16%(3 Mo. LIBOR + .88% )#	8/15/2022			28	28,170

Machinery: Industrial/Specialty 1.02%

IDEX Corp.	3.00%	5/1/2030			12	13,226
Snap-on, Inc.	3.10%	5/1/2050			19	19,921
Vertical Holdco GmbH†(a)	6.625%	7/15/2028		EUR	100	122,533
Total						155,680

Manufacturing 0.76%

Alstom SA(a)	0.25%	10/14/2026		EUR	100	116,120

Media 3.52%

AMC Networks, Inc.	4.75%	8/1/2025			$15	15,528
Block Communications, Inc.†	4.875%	3/1/2028			10	10,224
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030			20	21,200
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027			10	10,509
Comcast Corp.(a)	1.50%	2/20/2029		GBP	100	132,168
Cox Communications, Inc.†	8.375%	3/1/2039			$35	57,137
DISH DBS Corp.	7.75%	7/1/2026			27	29,717
EW Scripps Co. (The)†	5.125%	5/15/2025			15	14,700
NBCUniversal Enterprise, Inc.†	5.25%	—	(e)		100	101,125
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027			16	16,808
RCS & RDS SA†(a)	3.25%	2/5/2028		EUR	100	112,166
Sirius XM Radio, Inc.†	5.50%	7/1/2029			$15	16,156
Total						537,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.52%

FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.50%	9/15/2027	$14	$14,969
Freeport-McMoRan, Inc.	4.125%	3/1/2028	11	11,158
Freeport-McMoRan, Inc.	4.375%	8/1/2028	9	9,322
Hecla Mining Co.	7.25%	2/15/2028	7	7,597
Hudbay Minerals, Inc. (Canada)†(d)	6.125%	4/1/2029	18	17,887
New Gold, Inc. (Canada)†(d)	7.50%	7/15/2027	17	18,169
Total				79,102

Oil 1.95%

Apache Corp.	4.375%	10/15/2028	16	14,670
Cenovus Energy, Inc. (Canada)(d)	5.375%	7/15/2025	15	14,455
Citgo Holding, Inc.†	9.25%	8/1/2024	4	3,820
Continental Resources, Inc.	3.80%	6/1/2024	16	14,874
Diamondback Energy, Inc.	3.50%	12/1/2029	12	11,601
Ecopetrol SA (Colombia)(d)	5.875%	5/28/2045	30	32,737
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	10	9,086
Indigo Natural Resources LLC†	6.875%	2/15/2026	10	9,758
Laredo Petroleum, Inc.	9.50%	1/15/2025	19	11,340
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	9	8,392
MEG Energy Corp. (Canada)†(d)	7.125%	2/1/2027	14	12,591
Murphy Oil Corp.	5.875%	12/1/2027	10	8,550
Occidental Petroleum Corp.	2.70%	2/15/2023	32	29,360
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	11	10,966
PDC Energy, Inc.	5.75%	5/15/2026	15	14,025
Petrobras Global Finance BV (Netherlands)(d)	5.60%	1/3/2031	13	13,898
Petroleos Mexicanos (Mexico)(d)	5.35%	2/12/2028	30	25,717
Range Resources Corp.†	9.25%	2/1/2026	15	15,438
Seven Generations Energy Ltd. (Canada)†(d)	5.375%	9/30/2025	19	18,038
SM Energy Co.	6.75%	9/15/2026	10	4,486
WPX Energy, Inc.	5.75%	6/1/2026	11	11,406
WPX Energy, Inc.	8.25%	8/1/2023	2	2,267
Total				297,475

Oil: Crude Producers 0.53%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%)#	1/22/2078	21	13,950
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	10	11,149
NGPL PipeCo LLC†	4.875%	8/15/2027	5	5,426
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	30	35,508
Western Midstream Operating LP	4.10%	2/1/2025	15	14,312
Total				80,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Paper & Forest Products 0.80%

Suzano Austria GmbH (Brazil)(d)	3.75%	1/15/2031		$6	$6,022
WEPA Hygieneprodukte GmbH(a)	2.875%	12/15/2027	EUR	100	115,606
Total					121,628

Real Estate Investment Trusts 2.72%

Aroundtown SA(a)	1.45%	7/9/2028	EUR	100	119,224
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	1/17/2023		$200	205,500
Equinix, Inc.(f)	1.55%	3/15/2028		44	44,034
ESH Hospitality, Inc.†	4.625%	10/1/2027		22	21,615
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		5	5,723
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025		10	10,666
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		8	8,040
Total					414,802

Retail 1.00%

L Brands, Inc.†	6.625%	10/1/2030		23	23,460
AutoNation, Inc.	4.75%	6/1/2030		2	2,371
Carvana Co.†(f)	5.625%	10/1/2025		9	8,899
Carvana Co.†(f)	5.875%	10/1/2028		9	8,910
Gap, Inc. (The)†	8.875%	5/15/2027		10	11,387
Ken Garff Automotive LLC†	4.875%	9/15/2028		9	8,876
Lithia Motors, Inc.†(f)	4.375%	1/15/2031		22	22,000
Lithia Motors, Inc.†	4.625%	12/15/2027		5	5,175
Murphy Oil USA, Inc.	4.75%	9/15/2029		21	22,414
PetSmart, Inc.†	5.875%	6/1/2025		15	15,391
Rite Aid Corp.†	8.00%	11/15/2026		9	9,017
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025		15	15,227
Total					153,127

Steel 0.09%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%	7/15/2026		13	13,420

Technology 2.99%

Amazon.com, Inc.	2.50%	6/3/2050		13	13,278
GrubHub Holdings, Inc.†	5.50%	7/1/2027		22	22,866
Match Group Holdings II LLC†	4.125%	8/1/2030		13	13,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Technology (continued)

Netflix, Inc.(a)	3.875%	11/15/2029		EUR	100	$129,702
Netflix, Inc.†	4.875%	6/15/2030			$10	11,419
Netflix, Inc.	5.875%	2/15/2025			29	32,751
Prosus NV (Netherlands)†(d)	3.68%	1/21/2030			200	216,133
Uber Technologies, Inc.†	8.00%	11/1/2026			15	15,990
Total						455,312

Telecommunications 2.35%

AT&T, Inc.(a)	2.875%(5yr EUR Constant Maturity Rate + 3.14% )#	—	(e)	EUR	100	113,540
AT&T, Inc.	4.30%	2/15/2030			$66	78,261
Avaya, Inc.†	6.125%	9/15/2028			22	22,550
Lorca Telecom Bondco SAU†(a)	4.00%	9/18/2027		EUR	100	117,657
Sprint Capital Corp.	6.875%	11/15/2028			$12	14,967
Zayo Group Holdings, Inc.†	6.125%	3/1/2028			11	11,356
Total						358,331

Toys 0.12%

Mattel, Inc.	5.45%	11/1/2041			19	17,849

Transportation: Miscellaneous 0.19%

Watco Cos LLC/Watco Finance Corp.†	6.50%	6/15/2027			18	18,450
XPO Logistics, Inc.†	6.25%	5/1/2025			10	10,669
Total						29,119

Wholesale 0.14%

Core & Main LP†	6.125%	8/15/2025			21	21,311
Total Corporate Bonds (cost $8,306,206)						8,536,843

FLOATING RATE LOANS(g) 0.41%

Entertainment 0.07%

Playtika Holding Corp Term Loan B	7.00%(6 Mo. LIBOR + 6.00%)	12/10/2024			11	10,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)			Fair Value
Food 0.07%

United Natural Foods, Inc. Term Loan B	4.397%(1 Mo. LIBOR + 4.25%)	10/22/2025		$11		$11,175

Leisure 0.07%

Hayward Industries, Inc. 1st Lien Term Loan	3.647%(1 Mo. LIBOR + 3.50%)	8/5/2024		11		10,586

Lodging 0.07%

Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00%	12/23/2025		1		708
Spectacle Gary Holdings LLC Term Loan B	11.00%(3 Mo. LIBOR + 9.00%)	12/23/2025		10		9,766
Total						10,474

Media 0.06%

NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.397%(1 Mo. LIBOR + 3.25%)	10/20/2025		11		9,456

Oil 0.00%

Tapstone Energy Holdings III, LLC Term Loan	5.00%(1 Mo. LIBOR + 4.00%)	4/17/2024		—	(h)	182	(i)

Oil: Crude Producers 0.07%

Lower Cadence Holdings LLC Term Loan B	4.147%(1 Mo. LIBOR + 4.00%)	5/22/2026		11		10,134
Total Floating Rate Loans (cost $64,791)						62,624

FOREIGN GOVERNMENT OBLIGATIONS 18.47%

Australia 0.35%

Australia Government Bond(a)	2.75%	5/21/2041	AUD	40		35,023
Australia Government Bond(a)	3.00%	3/21/2047	AUD	19		17,610
Total						52,633

Brazil 0.32%

Brazil Notas do Tesouro Nacional Serie F(a)	10.00%	1/1/2029	BRL	240		49,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Canada 1.21%

City of Montreal(a)	4.25%	12/1/2032	CAD	55	$53,162
Province of Alberta Canada(a)	2.05%	6/1/2030	CAD	100	79,196
Province of Saskatchewan(a)	4.75%	6/1/2040	CAD	49	52,734
Total					185,092

China 3.27%

China Development Bank(a)	3.07%	3/10/2030	CNY	650	90,434
China Development Bank(a)	3.42%	7/2/2024	CNY	900	131,965
China Development Bank(a)	3.48%	1/8/2029	CNY	1,100	158,281
China Development Bank(a)	3.68%	2/26/2026	CNY	600	88,424
China Government Bond(a)	3.86%	7/22/2049	CNY	200	29,416
Total					498,520

Egypt 1.32%

Republic of Egypt†(d)	4.55%	11/20/2023		$200	200,500

France 1.64%

French Republic Government Bond OAT†(a)	1.50%	5/25/2050	EUR	20	30,775
French Republic Government Bond OAT†(a)	2.00%	5/25/2048	EUR	36	60,946
French Republic Government Bond OAT(a)	4.50%	4/25/2041	EUR	17	36,784
Societe Nationale SNCF SA(a)	0.625%	4/17/2030	EUR	100	121,864
Total					250,369

Germany 0.62%

Bundesrepublik Deutschland Bundesanleihe(a)	Zero Coupon	2/15/2030	EUR	61	75,651
Bundesrepublik Deutschland Bundesanleihe(a)	1.25%	8/15/2048	EUR	11	18,673
Total					94,324

Indonesia 0.92%

Indonesia Government International Bond†(d)	6.625%	2/17/2037		$100	140,933

Italy 2.68%

Cassa Depositi e Prestiti SpA(a)	1.50%	4/9/2025	EUR	100	122,612
Italy Buoni Poliennali Del Tesoro(a)	1.35%	4/1/2030	EUR	30	36,998
Italy Buoni Poliennali Del Tesoro(a)	1.75%	7/1/2024	EUR	34	42,349
Italy Buoni Poliennali Del Tesoro†(a)	1.85%	7/1/2025	EUR	121	152,504
Italy Buoni Poliennali Del Tesoro†(a)	2.45%	9/1/2033	EUR	40	54,597
Total					409,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Japan 2.09%

Japan Government Thirty Year Bond(a)	0.40%	6/20/2049	JPY	7,550	$68,312
Japan Government Twenty Year Bond(a)	1.40%	9/20/2034	JPY	10,000	110,383
Japan Government Twenty Year Bond(a)	2.10%	12/20/2029	JPY	12,300	139,352
Total					318,047

Peru 0.31%

Peru Government Bond(a)	6.95%	8/12/2031	PEN	122	41,523
Peruvian Government International Bond(d)	2.392%	1/23/2026		$6	6,297
Total					47,820

Portugal 0.40%

Portugal Obrigacoes do Tesouro OT†(a)	4.10%	2/15/2045	EUR	31	60,953

South Africa 0.12%

Republic of South Africa Government Bond(a)	8.75%	2/28/2048	ZAR	396	18,204

Spain 1.84%

Spain Government Bond†(a)	1.25%	10/31/2030	EUR	100	128,925
Spain Government Bond†(a)	1.45%	4/30/2029	EUR	31	40,531
Spain Government Bond†(a)	2.70%	10/31/2048	EUR	5	8,286
Spain Government Bond†(a)	4.20%	1/31/2037	EUR	56	102,580
Total					280,322

Ukraine 0.66%

Ukraine Government International Bond†(d)	7.75%	9/1/2024		$100	100,625

United Kingdom 0.72%

United Kingdom Gilt(a)	1.50%	7/22/2047	GBP	72	109,435
Total Foreign Government Obligations (cost $2,747,780)					2,816,363

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.37%

Federal Home Loan Mortgage Corp.	4.00%	10/1/2049		24	26,930
Federal National Mortgage Assoc.	3.50%	9/1/2047		161	174,459
Federal National Mortgage Assoc.(j)	3.50%	TBA		80	84,347
Federal National Mortgage Assoc.	4.00%	1/1/2048		29	33,204
Federal National Mortgage Assoc.(j)	4.00%	TBA		755	805,195
Total Government Sponsored Enterprises Pass-Throughs (cost $1,113,526)					1,124,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BOND 0.11%

Miscellaneous

Metropolitan District (The) (cost $16,000)	2.562%		4/1/2039	$16	$16,172

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.42%

BBCMS Mortgage Trust 2019-BWAY A†	1.108%(1 Mo. LIBOR + .96	%)#	11/25/2034	11	10,704
BBCMS Mortgage Trust 2019-BWAY B†	1.462%(1 Mo. LIBOR + 1.31	%)#	11/25/2034	10	9,642
BX Trust 2019-OC11 A†	3.202%		12/9/2041	21	22,369
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	45	30,352
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(k)	4/15/2049	30	18,941
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.577	%#(k)	7/10/2050	25	23,952
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.577	%#(k)	7/10/2050	35	27,234
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.533	%#(k)	11/15/2049	45	26,979
Great Wolf Trust 2019-WOLF A†	1.186%(1 Mo. LIBOR + 1.03	%)#	12/15/2036	33	31,926
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.152%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	38	36,342
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.452%(1 Mo. LIBOR + 1.30	%)#	6/15/2032	17	15,905
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(k)	1/26/2060	88	89,625
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(k)	2/25/2024	90	91,468
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	84	86,238
Total Non-Agency Commercial Mortgage-Backed Securities (cost $544,965)					521,677

U.S. TREASURY OBLIGATIONS 8.15%

U.S. Treasury Bill	Zero Coupon		11/12/2020	448	447,954
U.S. Treasury Bond	1.125%		5/15/2040	97	95,499
U.S. Treasury Bond	1.25%		5/15/2050	55	52,134
U.S. Treasury Bond	1.375%		8/15/2050	141	137,982
U.S. Treasury Bond	3.625%		8/15/2043	140	204,159
U.S. Treasury Bond	4.50%		2/15/2036	62	93,831
U.S. Treasury Note	0.25%		7/31/2025	212	211,818
Total U.S. Treasury Obligations (cost $1,226,317)					1,243,377
Total Long-Term Investments (cost $14,993,107)					15,304,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 3.37%

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $524,700 of U.S. Treasury Note at 0.125% due 5/31/2022; value: $524,816; proceeds: $514,439 (cost $514,439)	$514	$514,439
Total Investments in Securities 103.73% (cost $15,507,546)		15,819,259
Less Unfunded Loan Commitments (0.00)% (cost $757)		(708)
Net Investments 103.73% (cost $15,506,789)		15,818,551
Liabilities in Excess of Foreign Cash and Other Assets(l) (3.73%)		(568,861)
Net Assets 100.00%		$15,249,690

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
CNY	Chinese yuan renminbi.
EUR	Euro.
GBP	British pound.
JPY	Japanese yen.
PEN	Peruvian nuevo sol.
ZAR	South African rand.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $5,420,608, which represents 35.55% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Amount represents less than 1,000 shares.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Securities purchased on a when-issued basis.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2020.
(h)	Amount is less than $1,000.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2020(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.34(4)(5)	Credit Suisse	5.00%	12/20/2025	$203,000	$211,499	$(8,176)	$(323)

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at September 30, 2020(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.EM.33(4)(6)	Credit Suisse	1.00%	6/20/2025	$830,300	$797,679	$(92,418)	$59,797

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearinghouse are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $59,797. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $323.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of High Yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of Emerging Markets sovereign issuers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Open Forward Foreign Currency Exchange Contracts at September 30, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	State Street Bank and Trust	10/20/2020	106,000	$79,029	$79,611	$582
Chinese yuan renminbi	Buy	Credit Agricole	10/30/2020	1,335,000	189,608	196,617	7,009
Chinese yuan renminbi	Buy	Credit Agricole	10/30/2020	295,000	42,004	43,447	1,443
Chinese yuan renminbi	Buy	State Street Bank and Trust	10/30/2020	384,000	56,529	56,555	26
Chinese yuan renminbi	Buy	State Street Bank and Trust	10/30/2020	357,000	51,931	52,578	647
Euro	Buy	Toronto Dominion Bank	12/4/2020	104,000	121,480	122,096	616
Japanese yen	Buy	Goldman Sachs	10/30/2020	1,795,000	16,925	17,025	100
Malaysian ringgit	Buy	State Street Bank and Trust	12/15/2020	317,000	75,692	76,148	456
South African rand	Buy	Morgan Stanley	11/30/2020	925,000	54,578	54,841	263
South Korean won	Buy	Goldman Sachs	11/20/2020	264,000,000	223,077	226,417	3,340
Swedish krona	Buy	Barclays Bank plc	10/15/2020	396,000	43,285	44,223	938
Australian dollar	Sell	State Street Bank and Trust	11/27/2020	78,770	56,720	56,427	293
Brazilian real	Sell	State Street Bank and Trust	11/30/2020	149,000	26,674	26,487	187
British pound	Sell	State Street Bank and Trust	12/8/2020	21,000	28,051	27,107	944
Canadian dollar	Sell	State Street Bank and Trust	12/3/2020	54,000	41,344	40,562	782
Euro	Sell	Credit Agricole	12/4/2020	156,000	185,037	183,144	1,893
Euro	Sell	J.P. Morgan	12/4/2020	23,000	27,521	27,002	519
Euro	Sell	J.P. Morgan	12/4/2020	14,000	16,439	16,436	3
Peruvian Nuevo sol	Sell	Morgan Stanley	10/20/2020	153,000	43,704	42,457	1,247
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$21,288

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Citibank	10/30/2020	80,000	$57,566	$57,303	$(263)
Australian dollar	Buy	J.P. Morgan	10/30/2020	116,000	83,208	83,090	(118)
Canadian dollar	Buy	Morgan Stanley	12/15/2020	71,000	53,889	53,338	(551)
Euro	Buy	Bank of America	12/4/2020	30,000	35,691	35,220	(471)
Hungarian forint	Buy	Goldman Sachs	12/4/2020	11,170,000	38,058	35,990	(2,068)
Japanese yen	Buy	Goldman Sachs	10/30/2020	56,249,000	535,398	533,506	(1,892)
Japanese yen	Buy	State Street Bank and Trust	10/30/2020	2,118,000	20,131	20,088	(43)
Japanese yen	Buy	State Street Bank and Trust	10/30/2020	4,800,000	45,753	45,527	(226)
Japanese yen	Buy	State Street Bank and Trust	10/30/2020	121,000,000	1,153,047	1,147,652	(5,395)
Mexican peso	Buy	Goldman Sachs	12/18/2020	2,417,000	113,600	108,361	(5,239)
New Zealand dollar	Buy	State Street Bank and Trust	10/29/2020	18,000	12,039	11,908	(131)
Norwegian krone	Buy	J.P. Morgan	12/11/2020	539,000	59,789	57,795	(1,994)
Polish zloty	Buy	Goldman Sachs	12/4/2020	142,000	37,977	36,742	(1,235)
Russian ruble	Buy	Barclays Bank plc	12/2/2020	3,650,000	49,244	46,717	(2,527)
Russian ruble	Buy	Barclays Bank plc	12/2/2020	3,900,000	50,582	49,917	(665)
South African rand	Buy	Barclays Bank plc	11/30/2020	77,000	4,593	4,565	(28)
Swedish krona	Buy	State Street Bank and Trust	10/15/2020	174,000	19,792	19,431	(361)
Swiss franc	Buy	J.P. Morgan	10/30/2020	54,000	59,248	58,674	(574)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2020	153,000	112,727	114,910	(2,183)
Euro	Sell	Morgan Stanley	12/4/2020	5,000	5,842	5,870	(28)
Japanese yen	Sell	State Street Bank and Trust	10/30/2020	3,541,000	33,520	33,585	(65)
Taiwan dollar	Sell	J.P. Morgan	10/15/2020	1,573,000	53,942	54,396	(454)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(26,511)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

Open Futures Contracts at September 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro Bobl	December 2020	1	Long	EUR	135,142	EUR	135,170	$33

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$983,626	$—	$983,626
Common Stock	—	—	3	3
Corporate Bonds	—	8,536,843	—	8,536,843
Floating Rate Loans
Oil	—	—	182	182
Oil: Crude Producers	—	10,134	—	10,134
Remaining Industries	—	52,308	—	52,308
Less Unfunded Commitments	—	(708)	—	(708)
Foreign Government Obligations	—	2,816,363	—	2,816,363
Government Sponsored Enterprises Pass-Throughs	—	1,124,135	—	1,124,135
Municipal Bond	—	16,172	—	16,172
Non-Agency Commercial Mortgage-Backed Securities	—	521,677	—	521,677
U.S. Treasury Obligations	—	1,243,377	—	1,243,377
Short-Term Investment
Repurchase Agreement	—	514,439	—	514,439
Total	$—	$15,818,366	$185	$15,818,551
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$59,797	$—	$59,797
Liabilities	—	(323)	—	(323)
Forward Foreign Currency Exchange Contracts
Assets	—	21,288	—	21,288
Liabilities	—	(26,511)	—	(26,511)
Futures Contracts
Assets	33	—	—	33
Liabilities	—	—	—	—
Total	$33	$54,251	$—	$54,284

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND September 30, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock	Floating Rate Loans
Balance as of January 1, 2020	$—	$—
Accrued Discounts (Premiums)	—	2
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	(2)
Purchases	3	182
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of September 30, 2020	$3	$182
Change in unrealized appreciation/depreciation for the period ended September 30, 2020 related to Level 3 investments held at September 30, 2020	$—	$(2)

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”), Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”) and Lord Abbett Global Bond Fund (‘Global Bond Fund”). Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.